Note 6 - Income Taxes (Detail) - Deferred Tax Assets And Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 62,000	$ 62,000
Reserves not deductible until paid	193,000	115,000
Net operating loss carryforwards
Federal	2,030,000	2,001,000
State	527,000	441,000
Federal Tax Credit	249,000	214,000
Capital loss carryforward	10,000	10,000
Other	5,000	8,000
Gross deferred tax assets	3,076,000	2,851,000
Less valuation allowance	(996,000)	(808,000)
Deferred tax assets net of valuation allowance	2,080,000	2,043,000
Property and equipment	(2,072,000)	(2,035,000)
Other	0	0
Gross deferred tax liabilities	(2,072,000)	(2,035,000)
Net deferred tax asset	$ 8,000	$ 8,000